8. Net Loss per Share (Details 1) - shares	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Outstanding stock options and common stock warrants	93,716,790	94,404,931	60,050,496	50,965,399
Outstanding stock options and common stock warrants exerciseble	90,378,156	89,019,937	55,760,084	46,038,190
Stock Option [Member]
Outstanding stock options and common stock warrants	4,000,000	4,000,000	10,000,000	10,000,000
Common stock warrants [Member]
Outstanding stock options and common stock warrants	61,323,753	59,932,917	29,849,336	29,651,275
Common stock issuable [Member]
Outstanding stock options and common stock warrants	2,411,364	821,364	290,412	701,018
Convertible notes [Member]
Outstanding stock options and common stock warrants	19,677,133	19,287,020	13,810,748	3,586,915
Convertible preferred stock [Member]
Outstanding stock options and common stock warrants	5,377,270	9,436,360	6,100,000	6,800,000
Convertible preferred stock issuable [Member]
Outstanding stock options and common stock warrants	927,270	927,270
Common Stock Issuable Warrants [Member]
Outstanding stock options and common stock warrants				226,191